Provisions for legal proceedings, judicial deposits and contingent liabilities (Details 2) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Provisions For Legal Proceedings Judicial Deposits And Contingent Liabilities
Tax	$ 7,876	$ 5,790
Labor	907	796
Civil	2,089	1,275
Environmental	109	101
Others	72	76
Total	$ 11,053	$ 8,038	$ 7,281